Other current assets (Tables)	12 Months Ended
Dec. 31, 2013
Other current assets
Schedule of other current assets

	As of December 31,	As of December 31,
	2012	2013
	RMB	RMB
Input value-added tax recoverable	388,473	330,482
Income tax recoverable	57,741	47,819
Value-added tax refund from export sales	191,138	31,670
Prepaid input VAT & customs duty for import machinery and materials	2,096	14,226
Prepaid expenses	17,502	12,311
Prepayment for application of land use right	43,010	—
Foreign exchange forward contract instruments	79	237
Deferred issuance cost	10,873	—
Accounts receivable recovery from insurance companies	17,313	15,059
Entrusted loan to a related party	—	40,080
Deposit receivable	18,759	51,798
Current portion of land use rights	5,555	10,063
Amount due from related parties	1,137	3,356
Others	53,990	22,469
	807,666	579,570